FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Under Accounting Standards Codification 820 (ASC 820) Fair Value Measurement, a formal hierarchy and framework exists for measuring fair value and making disclosures about fair value measurements and the reliability of valuation inputs. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments, of which there are none, are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments, of which there are none, are valued using inputs not observable in an active market, such as entity-developed future cash flow estimates, and are considered the least reliable.
Following is a categorization of all Master Trust investments (see Note 8) by level within the ASC 820 fair value hierarchy. Investments valued based on the net asset value practical expedient are excluded from the fair value hierarchy. There were no asset transfers between levels during either year shown.

	September 30, 2025
	Level 1	Measured at NAV	Total

Mutual funds	$1,444,951,104	—	1,444,951,104
Collective funds and trusts	—	5,027,454,439	5,027,454,439
Emerson Common Stock Fund	607,091,505	—	607,091,505
Money market funds	278,832,960	—	278,832,960

Total	$2,330,875,569	5,027,454,439	7,358,330,008

	September 30, 2024
	Level 1	Measured at NAV	Total

Mutual funds	$1,362,605,921	—	1,362,605,921
Collective funds and trusts	—	3,905,004,698	3,905,004,698
Emerson Common Stock Fund	561,077,986	—	561,077,986
Money market funds	274,470,283	—	274,470,283

Total	$2,198,154,190	3,905,004,698	6,103,158,888